Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Goodwill and Intangible Assets

The changes in the carrying amount of goodwill and intangible assets for the years ended December 31, 2023, 2022 and 2021 were as follows:

	December 31, 2023
	Technology software	Brands	Customer relationships	Non-competition agreements	Goodwill	Total
Cost:
Balance as of January 1, 2023	49,165	78,321	33,889	5,957	199,512	366,844
Additions by acquisition	2,581	1,935	1,685	-	15,960	22,161
Additions by internal development	8,648	-	-	-	-	8,648
Impairment of goodwill	-	-	-	-	(11,373)	(11,373)
Balance as of December 31, 2023	60,394	80,256	35,574	5,957	204,099	386,280
Accumulated Amortization:
Balance as of January 1, 2023	(14,203)	(5,847)	(6,048)	(2,283)		(28,381)
Amortization for the period	(8,440)	(3,294)	(3,796)	(1,209)	-	(16,739)
Balance as of December 31, 2023	(22,643)	(9,141)	(9,844)	(3,492)	-	(45,120)
Intangible assets, net as of December 31, 2023	37,751	71,115	25,730	2,465	204,099	341,160
Amortization period (in years)	5-10	22-25	3-17	5-6	Indefinite
	December 31, 2022
	Technology software	Brands	Customer relationships	Non-competition agreements	Goodwill	Total
Cost:
Balance as of January 1, 2022	46,173	78,321	33,889	5,957	286,409	450,749
Additions by internal development	2,992	-	-	-	-	2,992
Impairment	-	-	-	-	(86,897)	(86,897)
Balance as of December 31, 2022	49,165	78,321	33,889	5,957	199,512	366,844
Accumulated Amortization:
Balance as of January 1, 2022	(6,435)	(2,652)	(2,796)	(1,074)	-	(12,957)
Amortization for the period	(7,768)	(3,195)	(3,252)	(1,209)	-	(15,424)
Balance as of December 31, 2022	(14,203)	(5,847)	(6,048)	(2,283)	-	(28,381)
Intangible assets, net as of December 31, 2022	34,962	72,474	27,841	3,674	199,512	338,463

	December 31, 2021
	Technology software	Brands	Customer relationships	Non-competition agreements	Goodwill	Total
Cost:
Balance as of January 1, 2021	6,425	17,592	9,713	2,085	55,380	91,195
Additions	40	7	-	-	-	47
Additions by internal development	2,676	-	-	-	-	2,676
Acquisitions	37,032	60,722	24,176	3,872	237,787	363,589
Impairment of goodwill	-	-	-	-	(6,758)	(6,758)
Balance as of December 31, 2021	46,173	78,321	33,889	5,957	286,409	450,749
Accumulated Amortization:
Balance as of January 1, 2021	(216)	(117)	(60)	(57)	-	(450)
Amortization for the period	(6,219)	(2,535)	(2,736)	(1,017)	-	(12,507)
Balance as of December 31, 2021	(6,435)	(2,652)	(2,796)	(1,074)	-	(12,957)
Intangible assets, net as of December 31, 2021	39,738	75,669	31,093	4,883	286,409	437,792